Fair Value Information (Details) - Schedule of the Related Information of Natures of the Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets	$ 995,101	$ 1,073,229
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	13,988,720
Warrant Liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	6,221,482	2,042,410
Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	7,767,238
Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets	995,101	1,073,229
Level 1 [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	287,482
Level 1 [Member] | Warrant Liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	287,482	2,042,410
Level 1 [Member] | Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities
Level 1 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets
Level 2 [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities
Level 2 [Member] | Warrant Liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities
Level 2 [Member] | Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities
Level 2 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets
Level 3 [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	13,701,238
Level 3 [Member] | Warrant Liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	5,934,000
Level 3 [Member] | Convertible preference share liabilities [Member]
Financial liabilities at fair value through profit or loss
Recurring fair value measurements of liabilities	7,767,238
Level 3 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Recurring fair value measurements of assets	$ 995,101	$ 1,073,229